Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock par value $0.10	$ 0.10	$ 0.10
Common stock outstanding (in Shares)	1,652,983	1,652,122
Series A Preferred Stock [Member]
Preferred stock no par value	$ 10,000	$ 10,000
SPreferred stock outstanding (in Shares)	10,000	10,000
Series B Preferred Stock [Member]
Preferred stock no par value	$ 500	$ 500
SPreferred stock outstanding (in Shares)	500	500